Non Adjusting Events After Reporting The Period - Additional Information (Detail) shares in Millions	Feb. 09, 2018 shares
Major ordinary share transactions [member] | China United Network Communications Corporation Limited [member] | Share Incentive Plan [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted to employees	848